Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 3,394,453	Taxes	UNITED STATES	CALIFORNIA	State of California	Mesquite	Gold	Mining	Open Pit
#: 2
	1,525	Royalties	UNITED STATES	CALIFORNIA	State of California	Mesquite	Gold	Mining	Open Pit
#: 3
	916,068	Fees	UNITED STATES	CALIFORNIA	State of California	Mesquite	Gold	Mining	Open Pit
#: 4
	777,453	Taxes	UNITED STATES	CALIFORNIA	State of California	Castle Mountain	Gold	Mining	Open Pit
#: 5
	234,565	Fees	UNITED STATES	CALIFORNIA	State of California	Castle Mountain	Gold	Mining	Open Pit
#: 6
	1,230,355	Taxes	UNITED STATES	CALIFORNIA	San Bernardino County	Castle Mountain	Gold	Mining	Open Pit
#: 7
	4,698	Fees	UNITED STATES	CALIFORNIA	San Bernardino County	Castle Mountain	Gold	Mining	Open Pit
#: 8
	700,000	Taxes	UNITED STATES	CALIFORNIA	Government of the United States of America	Mesquite	Gold	Mining	Open Pit
#: 9
	1,094	Fees	UNITED STATES	CALIFORNIA	Government of the United States of America	Mesquite	Gold	Mining	Open Pit
#: 10
	1,010,527	Taxes	MEXICO	GUERRERO	Federal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 11
	1,333,735	Royalties	MEXICO	GUERRERO	Federal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 12
	761,241	Fees	MEXICO	GUERRERO	Federal Government of Mexico	Los Filos	Gold	Mining	Open Pit
#: 13
	5,694,373	Taxes	BRAZIL		Government of Brazil	Aurizona, Fazenda, Santa Luz	Gold	Mining	Open Pit
#: 14
	7,977,497	Royalties	BRAZIL		Government of Brazil	Aurizona, Fazenda, RDM, Santa Luz	Gold	Mining	Open Pit
#: 15
	780,906	Fees	BRAZIL		Government of Brazil	Aurizona, Fazenda, RDM, Santa Luz	Gold	Mining	Open Pit
#: 16
	187,997	Fees	BRAZIL	MARANHÃO	State Government of Maranho	Aurizona	Gold	Mining	Open Pit
#: 17
	197,487	Fees	BRAZIL	MINAS GERAIS	State Government of Minas Gerais	RDM	Gold	Mining	Open Pit
#: 18
	50,809	Fees	BRAZIL	MARANHÃO	Municipality of Godofredo Viana	Aurizona	Gold	Mining	Open Pit
#: 19
	95,832	Fees	BRAZIL	MINAS GERAIS	Municipality of Belo Horizonte	Aurizona, Fazenda, RDM	Gold	Mining	Open Pit
#: 20
	172,263	Fees	BRAZIL	MINAS GERAIS	Municipality of Porteirinha	Aurizona, Fazenda, RDM	Gold	Mining	Open Pit
#: 21
	35,428	Taxes	CANADA	ONTARIO	Province of Ontario	Greenstone	Gold	Mining	Open Pit
#: 22
	935,858	Fees	CANADA	ONTARIO	Province of Ontario	Greenstone	Gold	Mining	Open Pit
#: 23
	1,870,706	Fees	CANADA	ONTARIO	Long Lake 58 First Nation	Greenstone	Gold	Mining	Open Pit
#: 24
	100,107	Fees	CANADA	ONTARIO	Metis Nation of Ontario	Greenstone	Gold	Mining	Open Pit
#: 25
	681,669	Taxes	CANADA	ONTARIO	Municipality of Greenstone	Greenstone	Gold	Mining	Open Pit
#: 26
	510,142	Fees	CANADA	ONTARIO	Municipality of Greenstone	Greenstone	Gold	Mining	Open Pit
#: 27
	628,447	Fees	CANADA	ONTARIO	Ginoogaming First Nation	Greenstone	Gold	Mining	Open Pit
#: 28
	663,050	Fees	CANADA	ONTARIO	Aroland First Nation	Greenstone	Gold	Mining	Open Pit
#: 29
	690,481	Fees	CANADA	ONTARIO	Animbiigoo Zaagiigan Anishinaabel	Greenstone	Gold	Mining	Open Pit
#: 30
	94,880	Fees	CANADA	ONTARIO	Minodahmun Development LP	Greenstone	Gold	Mining	Open Pit
#: 31
	3,529,611	Infrastructure	BRAZIL	MARANHÃO	Municipality of Godofredo Viana	Aurizona	Gold	Mining	Open Pit
#: 32
	1,001	Infrastructure	BRAZIL	MINAS GERAIS	Municipality of Belo Horizonte	RDM	Gold	Mining	Open Pit
#: 33
	3,357	Infrastructure	BRAZIL	MINAS GERAIS	Municipality of Porteirinha	RDM	Gold	Mining	Open Pit
#: 34
	$ 138,614	Infrastructure	BRAZIL	MINAS GERAIS	Municipality of Porteirinha	RDM	Gold	Mining	Open Pit